UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  4/30

Date of reporting period: 1/31/10

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS LifeCompass Protect 2017 Fund
	Principal Amount ($)	Value ($)
US Treasury Obligation 78.9%
US Treasury STRIPS, 3.447% *, 11/15/2017 (Cost $11,821,750)	15,426,000	11,732,429

	Shares	Value ($)
Exchange-Traded Funds 19.7%
iShares MSCI EAFE Index Fund	11,115	583,315
iShares Russell 2000 Index Fund	3,425	206,151
SPDR S&P 500 ETF Trust, Series 1	17,810	1,912,616
SPDR S&P MidCap 400 ETF Trust, Series 1	1,840	234,600

Total Exchange-Traded Funds (Cost $2,824,536)		2,936,682
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $14,646,286) †	98.6	14,669,111
Other Assets and Liabilities, Net	1.4	212,153

Net Assets	100.0	14,881,264

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $15,600,818.  At January 31, 2010, net unrealized depreciation for all securities based on tax cost was $931,707.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $112,146 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,043,853.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
US Treasury Obligation	$—	$11,732,429	$—	$11,732,429
Exchange-Traded Funds	2,936,682	—	—	2,936,682
Total	$2,936,682	$11,732,429	$—	$14,669,111

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Life Compass Protect 2017 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Life Compass Protect 2017 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010